Equity (Details 4) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury shares acquired to be held			(9.6)
Treasury shares acquired to be held, equity impact			$ (897)
Treasury shares acquired to be cancelled	(66.2)	(10.3)	(49.9)
Treasury shares acquired for cancellation, equity impact	$ (5,270)	$ (784)	$ (4,805)
Other share purchases	(3.8)	(2.6)	(4.1)
Other share purchases, equity impact	$ (304)	$ (208)	$ (417)
Purchase of treasury shares	(70.0)	(12.9)	(63.6)
Purchase of treasury shares, equity impact	$ (5,574)	$ (992)	$ (6,119)
Exercise of options and employee transactions shares	4.6	4.1	27.0
Exercise of options and employee transactions, equity impact	$ 255	$ 214	$ 1,592
Equity based compensation shares	8.8	9.0	11.9
Equity-based compensation, equity impact	$ 612	$ 664	$ 815
Total number of outstanding treasury shares	(56.6)	0.2	(24.7)
Total equity impact of treasury share movements	$ (4,707)	$ (114)	$ (3,712)
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings	$ 71